RECLAMATION PROVISION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Management's estimate one [Member]
Statement [Line Items]
Risk free interest rate	7.78%	5.96%
Inflation rate		3.15%	7.36%
Management's Estimate [Member]
Statement [Line Items]
Reclamation provision		$ 808,000	$ 726,000
Reclamation provision undiscounted value		$ 1,275,000	$ 1,275,000